(14) INTANGIBLE ASSETS (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2016 BRL (R$)
January to December, 2016
Net operating revenue - CPFL Energia Consolidado	R$ 19,112,089
Net profit (loss) - CPFL Energia Consolidado	879,057
Net operating revenue - Results for the period when the entity was not consolidated by	2,365,090
Net profit (loss) - Results for the period when the entity was not consolidated by	(403,839)
Net Operating Revenue	21,477,179
Profit or loss, net	R$ 475,218